Net Loss Per Share Attributable to Ordinary Shareholders - Computation of Basic and Diluted Net Loss Per Ordinary Share (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net loss attributable to ordinary shareholders-basic and diluted	$ (96,712,487)	$ (82,909,827)	$ (61,049,482)
Denominator:
Weighted-average ordinary shares used in net loss per share attributable to ordinary shareholders-basic and diluted	68,476,149	68,472,262	68,165,325
Net loss per share attributable to ordinary shareholders-basic and diluted	$ (1.41)	$ (1.21)	$ (0.90)